Fair Value Measurements - Schedule of Private Warrants (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Warrant Liability [Roll Forward]
Beginning balance		$ 22,234		$ 22,234	$ 0	$ 0
Change in fair value	$ 2,796,350		$ (213,942)	3,501,079	$ (190,819)	(187,173)	$ 0
Ending balance						22,234	$ 0
Private Warrants
Warrant Liability [Roll Forward]
Beginning balance	8,982	22,234		22,234
Change in fair value	16,809	(13,252)
Ending balance	$ 25,791	$ 8,982		$ 25,791		$ 22,234